COMMON STOCK - COMMON STOCK RESERVED FOR ISSUANCE (Details)	Dec. 31, 2012
Exercise and conversion of common stock warrants	1,743,056
Stock options outstanding	1,673,797
Stock options available for future grants under the 2010 Stock Plan	1,535,876
Total	4,952,729